Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2013

Collection Period Start	1-Nov-13	Distribution Date	16-Dec-13
Collection Period End	30-Nov-13	30/360 Days	30
Beg. of Interest Period	15-Nov-13	Actual/360 Days	31
End of Interest Period	16-Dec-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		903,616,273.65	680,120,800.79	660,555,107.46	0.7310128
Total Securities		903,616,273.65	680,120,800.79	660,555,107.46	0.7310128
Class A-1 Notes	0.250000%	107,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	143,000,000.00	93,858,841.83	85,605,466.77	0.5986396
Class A-2b Notes	0.267700%	196,000,000.00	128,645,685.31	117,333,367.04	0.5986396
Class A-3 Notes	0.580000%	214,000,000.00	214,000,000.00	214,000,000.00	1.0000000
Class A-4 Notes	0.740000%	90,000,000.00	90,000,000.00	90,000,000.00	1.0000000
Certificates	0.000000%	153,616,273.65	153,616,273.65	153,616,273.65	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	8,253,375.06	35,197.07	57.7159095	0.2461334
Class A-2b Notes	11,312,318.27	29,655.33	57.7159095	0.1513027
Class A-3 Notes	0.00	103,433.33	0.0000000	0.4833333
Class A-4 Notes	0.00	55,500.00	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,565,693.33	223,785.73

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,077,974.05
Monthly Interest				3,108,696.76
Total Monthly Payments				12,186,670.81

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				491,377.50
Aggregate Sales Proceeds Advance				3,808,683.79
Total Advances				4,300,061.29

Vehicle Disposition Proceeds:
Reallocation Payments				3,714,344.00
Repurchase Payments				145,555.45
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,890,005.92
Excess Wear and Tear and Excess Mileage				31,953.80
Remaining Payoffs				0.00
Net Insurance Proceeds				277,252.71
Residual Value Surplus				21,867.60
Total Collections				27,567,711.58

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,926,341.00			195
Involuntary Repossession	204,161.00			14
Voluntary Repossession	184,367.00			11
Full Termination	390,138.00			27
Bankruptcy	9,337.00			1
Insurance Payoff		275,695.79		15
Customer Payoff			20,235.70	1
Grounding Dealer Payoff			5,190,788.22	225
Dealer Purchase			1,180,166.04	49
Total	3,714,344.00	275,695.79	6,391,189.96	538

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,088	772,329,231.24	7.00000%	680,120,800.79
Total Depreciation Received		(10,571,750.18)		(8,669,213.07)
Principal Amount of Gross Losses	(38)	(717,268.88)		(634,721.87)
Repurchase / Reallocation	(10)	(148,803.34)		(145,555.45)
Early Terminations	(190)	(3,848,490.47)		(3,427,622.58)
Scheduled Terminations	(328)	(7,419,971.81)		(6,688,580.36)
Pool Balance - End of Period	34,522	749,622,946.56		660,555,107.46

Remaining Pool Balance
Lease Payment				165,914,145.90
Residual Value				494,640,961.56
Total				660,555,107.46

III. DISTRIBUTIONS

Total Collections					27,567,711.58
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					27,567,711.58

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					300,077.78
3. Reimbursement of Sales Proceeds Advance					2,921,409.04
4. Servicing Fee:
Servicing Fee Due					566,767.33
Servicing Fee Paid					566,767.33
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,788,254.15

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					35,197.07

Class A-2 Notes Monthly Interest Paid					35,197.07
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					29,655.33

Class A-2 Notes Monthly Interest Paid					29,655.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					103,433.33

Class A-3 Notes Monthly Interest Paid					103,433.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	55,500.00

Class A-4 Notes Monthly Interest Paid	55,500.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	223,785.73
Total Note and Certificate Monthly Interest Paid	223,785.73
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	23,555,671.70

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,565,693.33

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,565,693.33
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,989,978.37

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,518,081.37
Required Reserve Account Amount		13,554,244.10
Beginning Reserve Account Balance		13,554,244.10
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		13,554,244.10
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,989,978.37
Gross Reserve Account Balance		17,544,222.47
Remaining Available Collections Released to Seller		3,989,978.37
Total Ending Reserve Account Balance		13,554,244.10

V. POOL STATISTICS

Weighted Average Remaining Maturity		14.17
Monthly Prepayment Speed		82%
Lifetime Prepayment Speed		79%

	$	units
Recoveries of Defaulted and Casualty Receivables	700,807.40
Securitization Value of Defaulted Receivables and Casualty Receivables	634,721.87	38
Aggregate Defaulted and Casualty Gain (Loss)	66,085.53
Pool Balance at Beginning of Collection Period	680,120,800.79
Net Loss Ratio	0.0097%

Cumulative Net Losses for all Periods	0.1170%	1,056,798.09

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,976,983.51	278
61-90 Days Delinquent	1,169,852.77	61
91-120+ Days Delinquent	362,826.53	20
Total Delinquent Receivables:	6,509,662.81	359
60+ Days Delinquencies as Percentage of Receivables	0.23%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	3,316,479.00	222
Securitization Value	3,890,239.35
Aggregate Residual Gain (Loss)	(573,760.35)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	24,053,586.35	1,518
Cumulative Securitization Value	27,276,989.16
Cumulative Residual Gain (Loss)	(3,223,402.81)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,940,672.14
Reimbursement of Outstanding Advance		2,921,409.04
Additional Advances for current period		3,808,683.79
Ending Balance of Residual Advance		5,827,946.89

Beginning Balance of Payment Advance		991,802.33
Reimbursement of Outstanding Payment Advance		300,077.78
Additional Payment Advances for current period		491,377.50
Ending Balance of Payment Advance		1,183,102.05

Page 8 of9

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2012-B
Monthly Servicer's Report
for the month of November 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No